PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.3%
Asset-Backed Securities 1.4%
Spain 0.1%
TFS,
Series 2018-03, Class A1^	0.000%(s)	04/16/40	EUR	—(r)	$1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.185(c)	03/15/26	EUR	27	24,369
					24,370
United States 1.3%
JPMorgan Mortgage Trust, Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.402(c)	03/20/54		9	9,066
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class D, 144A	4.680	04/14/31		100	99,901
RCKT Mortgage Trust, Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44		205	205,585
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		55	55,549
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		52	52,567
					422,668

Total Asset-Backed Securities (cost $456,201)					447,038
Commercial Mortgage-Backed Securities 4.9%
Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	2	1,096
Ireland 0.4%
Last Mile Logistics Pan Euro Finance DAC, Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.964(c)	08/17/33	EUR	98	116,472
United States 4.5%
Barclays Commercial Mortgage Securities Trust, Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		130	121,777
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		136	134,420
Series 2020-B20, Class A3	1.945	10/15/53		100	94,415

BX Commercial Mortgage Trust, Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	6.720(c)	01/17/39		125	125,156
BX Trust, Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.380(c)	01/15/39		125	125,000
ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.294(c)	03/15/36		100	99,806
Wells Fargo Commercial Mortgage Trust,
Series 2021-C59, Class A3	1.958	04/15/54		600	554,140
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.195(c)	05/15/31		100	99,866
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.295(c)	05/15/31		125	125,098
					1,479,678

Total Commercial Mortgage-Backed Securities (cost $1,653,654)					1,597,246

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds 40.3%
Brazil 0.9%
Petrobras Global Finance BV,
Gtd. Notes	5.375%	10/01/29	GBP	100	$135,929
Gtd. Notes	6.625	01/16/34	GBP	100	139,195
					275,124
Bulgaria 0.4%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	100	114,090
Canada 1.8%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	4,281
Gtd. Notes, 144A	5.000	02/15/29		25	19,015
Gtd. Notes, 144A	5.250	01/30/30		25	17,750
Gtd. Notes, 144A	5.250	02/15/31		25	16,235
Gtd. Notes, 144A	6.250	02/15/29		10	7,906
Gtd. Notes, 144A	7.000	01/15/28		25	22,469
Sr. Sec’d. Notes, 144A	4.875	06/01/28		25	23,189

Bombardier, Inc., Sr. Unsec’d. Notes, 144A	7.500	02/01/29		20	20,750
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A(a)	4.875	02/15/30		35	32,640
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	13,387
Sr. Unsec’d. Notes	3.750	02/15/52		10	7,063

Fairfax Financial Holdings Ltd., Sr. Unsec’d. Notes	5.750	05/20/35		60	62,334
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	4.625	03/01/30		25	24,443
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	299,652
					571,114
China 0.1%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		15	15,402
France 3.7%
BNP Paribas SA, Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32		200	182,625
BPCE SA,
Sr. Non-Preferred Notes, 144A	2.045(ff)	10/19/27		250	246,410
Sr. Preferred Notes, EMTN	3.610	01/25/29	CNH	1,000	147,072
Regie Autonome des Transports Parisiens EPIC,
Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	41	40,806
Sr. Unsec’d. Notes, EMTN	1.875	05/25/32	EUR	100	109,526
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	1.500	05/29/37	EUR	100	93,248
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	75,216

Societe Generale SA, Sr. Non-Preferred Notes, 144A	5.519(ff)	01/19/28		200	202,438
TDF Infrastructure SASU, Sr. Unsec’d. Notes	4.125	10/23/31	EUR	100	120,914
					1,218,255

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany 1.9%
Deutsche Bahn AG, Jr. Sub. Notes, Series CB	1.600%(ff)	07/18/29(oo)	EUR	100	$110,874
Deutsche Bank AG,
Sr. Non-Preferred Notes	2.552(ff)	01/07/28		150	147,744
Sub. Notes, EMTN	4.000(ff)	06/24/32	EUR	100	119,771

Volkswagen Bank GmbH, Sr. Non-Preferred Notes, EMTN	4.625	05/03/31	EUR	100	124,997
Volkswagen International Finance NV, Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	118,645
					622,031
Hong Kong 1.2%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	200	229,230
Sun Hung Kai Properties Capital Market Ltd., Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	145,343
					374,573
Hungary 0.4%
MVM Energetika Zrt, Sr. Unsec’d. Notes	0.875	11/18/27	EUR	100	114,238
India 0.7%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	118,333
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	100	113,999
					232,332
Indonesia 0.3%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	105,829
Israel 0.6%
Israel Electric Corp. Ltd., Sec’d. Notes, 144A, GMTN	3.750	02/22/32		200	187,250
Jamaica 0.0%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		10	1
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		5	—
					1
Luxembourg 1.4%
Blackstone Property Partners Europe Holdings Sarl, Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	200	227,470
P3 Group Sarl, Sr. Unsec’d. Notes, EMTN	1.625	01/26/29	EUR	100	114,250
SELP Finance Sarl, Gtd. Notes, EMTN	3.750	08/10/27	EUR	100	120,155
					461,875
Malta 0.6%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		200	209,464

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico 1.4%
Comision Federal de Electricidad,
Insured Notes, Series 16U, 6 Month SOFR + 0.923%	4.591%(c)	12/15/36		37	$33,952
Sr. Unsec’d. Notes, EMTN	5.000	09/29/36		124	117,247

Mexico City Airport Trust, Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	195,694
Petroleos Mexicanos, Gtd. Notes	4.750	02/26/29	EUR	100	119,499
					466,392
Netherlands 0.9%
Cooperatieve Rabobank UA, Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	90	61,638
Lineage Europe Finco BV, Gtd. Notes	4.125	11/26/31	EUR	200	236,495
					298,133
Norway 0.5%
Aker BP ASA, Sr. Unsec’d. Notes, 144A	5.600	06/13/28		155	159,489
Paraguay 0.3%
Bioceanico Sovereign Certificate Ltd., Sr. Sec’d. Notes	2.443(s)	06/05/34		103	84,578
Peru 0.2%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875	07/05/34		75	76,983
Philippines 0.9%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600	06/15/27		276	292,679
Portugal 0.4%
CP - Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	128,066
South Africa 0.6%
Eskom Holdings, Gov’t. Gtd. Notes, MTN	6.350	08/10/28		200	206,400
Spain 0.7%
Iberdrola International BV, Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	233,656
Supranational Bank 0.3%
European Investment Bank,
Sr. Unsec’d. Notes, 144A	5.400	01/05/45	CAD	50	39,902
Sr. Unsec’d. Notes, 144A, MTN	4.579(s)	05/28/37	CAD	150	68,890
					108,792
Sweden 0.4%
Heimstaden Bostad Treasury BV, Gtd. Notes, EMTN	1.375	03/03/27	EUR	100	116,833

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Switzerland 0.7%
Helvetia Europe SA, Gtd. Notes	2.750%(ff)	09/30/41	EUR	200	$225,857
United Arab Emirates 1.1%
DP World Ltd., Sr. Unsec’d. Notes	2.375	09/25/26	EUR	100	118,090
Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	200	138,374
MDGH GMTN RSC Ltd., Gtd. Notes, GMTN	0.375	03/10/27	EUR	100	115,305
					371,769
United Kingdom 3.5%
Barclays Bank PLC, Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	274,760
Barclays PLC, Sub. Notes, EMTN	1.125(ff)	03/22/31	EUR	200	236,648
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	100	112,179
EG Global Finance PLC, Sr. Sec’d. Notes	11.000	11/30/28	EUR	195	249,044
Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		200	149,222
TalkTalk Telecom Group Ltd., Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	84	—
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	4.250	01/15/30	GBP	100	127,276
					1,149,129
United States 14.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29		25	25,242
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		25	30,779
Ashland, Inc., Sr. Unsec’d. Notes, 144A(a)	3.375	09/01/31		25	22,926
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	23,951
AT&T, Inc., Sr. Unsec’d. Notes	3.950	04/30/31	EUR	200	246,164
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		75	68,769
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		25	24,177

Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29		20	20,243
Becton Dickinson & Co., Gtd. Notes	3.828	06/07/32	EUR	100	121,330
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49		181	189,086
Boeing Co. (The), Sr. Unsec’d. Notes	6.528	05/01/34		80	88,503
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.500	08/16/31		10	8,987
Broadcom, Inc.,
Gtd. Notes	2.450	02/15/31		80	73,191
Sr. Unsec’d. Notes	3.419	04/15/33		25	23,083

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950%	02/28/34		264	$233,733
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A(a)	4.500	04/14/27		115	115,028
CF Industries, Inc., Gtd. Notes	4.950	06/01/43		20	18,027
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)		150	149,813
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		40	36,265
Sr. Unsec’d. Notes	3.057(ff)	01/25/33		15	13,728
Sub. Notes	5.827(ff)	02/13/35		15	15,514

Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		46	48,816
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33		50	53,376
Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30		69	72,122
Commercial Metals Co., Sr. Unsec’d. Notes, 144A	5.750	11/15/33		15	15,250
Constellation Energy Generation LLC, Sr. Unsec’d. Notes, 144A	4.625	02/01/29		10	10,002
CoreWeave, Inc., Gtd. Notes, 144A	9.250	06/01/30		15	14,769
Crescent Energy Finance LLC, Gtd. Notes, 144A	7.625	04/01/32		35	34,745
DaVita, Inc., Gtd. Notes, 144A	3.750	02/15/31		50	45,947
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		10	10,184
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29		25	22,125
Gtd. Notes(x)	7.375	07/01/28		25	23,993
Gtd. Notes(x)	7.750	07/01/26		100	98,055

DISH Network Corp., Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27		50	51,706
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		100	103,205
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	50,216
Sr. Unsec’d. Notes	6.250	04/15/49		25	24,928

Fiserv Funding ULC, Gtd. Notes	3.500	06/15/32	EUR	100	116,761
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.970	04/06/29		200	201,048
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	128,868
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	17,747
Sr. Unsec’d. Notes	5.049(ff)	07/23/30		100	102,421

Herc Holdings, Inc., Gtd. Notes, 144A	5.750	03/15/31		10	10,066
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(a)	6.250	04/15/32		25	24,015
Honeywell International, Inc., Sr. Unsec’d. Notes	3.750	05/17/32	EUR	100	121,174
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28		25	24,986
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	5.709(ff)	02/02/35		130	135,240
International Business Machines Corp., Sr. Unsec’d. Notes	3.000	02/03/31	EUR	100	118,336

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

JELD-WEN, Inc., Gtd. Notes, 144A	4.875%	12/15/27		20	$17,568
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		30	27,020
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		45	41,078
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		25	24,646

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		25	23,819
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28		25	24,937
MGM Resorts International, Gtd. Notes(a)	6.500	04/15/32		30	30,712
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		30	26,607
Sr. Unsec’d. Notes, GMTN	3.749(ff)	11/07/36	EUR	200	234,620
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		60	52,713

Morgan Stanley Finance LLC, Gtd. Notes, EMTN	3.100	03/08/28	CNH	1,000	146,318
MPLX LP, Sr. Unsec’d. Notes	4.950	09/01/32		70	70,511
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	6.625	05/15/32		5	4,900
NRG Energy, Inc., Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	27,470
OneMain Finance Corp., Gtd. Notes	4.000	09/15/30		25	23,454
ONEOK, Inc., Gtd. Notes	6.050	09/01/33		90	95,370
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		25	24,956
PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.750	09/15/31		25	24,731
Targa Resources Corp., Gtd. Notes	4.200	02/01/33		20	19,138
Tenneco, Inc., Sr. Sec’d. Notes, 144A(a)	8.000	11/17/28		50	50,277
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		25	26,468
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		120	118,187
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,751
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/31		5	4,614

Venture Global LNG, Inc., Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)		15	13,210
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.750	01/15/36		25	26,213
Sr. Sec’d. Notes, 144A(a)	7.750	05/01/35		5	5,576

Viatris, Inc., Gtd. Notes	3.850	06/22/40		70	53,817
VICI Properties LP, Sr. Unsec’d. Notes	4.950	02/15/30		60	60,716
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	25,369
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		50	50,917
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.605(ff)	04/23/36		20	20,837
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30		50	47,616

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.500%	10/15/51		30	$20,842
					4,698,618

Total Corporate Bonds (cost $12,824,112)					13,118,952
Floating Rate and Other Loans 0.0%
United States
Diamond Sports Net LLC, First Lien Exit Term Loan (cost $9,708)	15.000	01/02/28		10	2,776
Municipal Bond 0.2%
Louisiana
Plaquemines Port Harbor & Terminal District, Taxable, Revenue Bonds, Series B (cost $100,000)	12.000	12/01/34		100	71,000
Residential Mortgage-Backed Securities 3.0%
United States
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.947(c)	03/25/42		25	26,457
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	8.947(c)	03/25/42		20	20,948
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.797(c)	06/25/43		100	103,933

Eagle Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.697(c)	09/26/33		26	26,182
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	7.697(c)	11/25/50		35	38,322
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.347(c)	01/25/34		4	4,396
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.797(c)	09/25/41		70	70,477
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.597(c)	04/25/42		140	143,193

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60		97	89,076
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.197(c)	05/25/33		254	256,636
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.042(c)	03/29/27		170	171,905

Radnor Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.397(c)	07/25/33		35	34,688

Total Residential Mortgage-Backed Securities (cost $975,821)					986,213
Sovereign Bonds 30.9%
Andorra 0.7%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	200	214,458
Austria 0.7%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, Series 30Y, 144A, MTN	5.375	12/01/34	CAD	280	224,072

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil 1.6%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes (a)	5.333%	02/15/28		507	$508,452
Chile 0.4%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	131,162
China 1.4%
China Government Bond,
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	266,789
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	500	85,067
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	95,059
					446,915
Colombia 1.2%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	179,600
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	100	117,559
Sr. Unsec’d. Notes	5.625	02/19/36	EUR	100	111,468
					408,627
Cyprus 0.9%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	17,708
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	232,451
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	29,791
					279,950
France 0.8%
Caisse Francaise de Financement Local SA, Covered Bonds, EMTN	4.680	03/09/29	CAD	200	149,804
Ile-de-France Mobilites, Sr. Unsec’d. Notes, EMTN	3.050	02/03/33	EUR	100	117,219
					267,023
Greece 3.0%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/26	EUR	34	40,032
Bonds	4.300	02/24/27	EUR	145	174,693
Bonds	4.300	02/24/28	EUR	42	51,060
Bonds	4.300	02/24/29	EUR	25	30,552
Bonds	4.300	02/24/30	EUR	10	12,357
Bonds	4.300	02/24/31	EUR	23	28,417
Bonds	4.300	02/24/32	EUR	24	29,601
Bonds	4.300	02/24/33	EUR	46	56,685
Bonds	4.300	02/24/34	EUR	22	26,818
Bonds	4.300	02/24/35	EUR	33	40,458
Bonds	4.300	02/24/36	EUR	24	28,966
Bonds	4.300	02/24/37	EUR	16	19,279
Bonds	4.300	02/24/38	EUR	15	18,122
Bonds	4.300	02/24/39	EUR	23	27,326
Bonds	4.300	02/24/40	EUR	23	27,365
Bonds	4.300	02/24/41	EUR	23	27,495
Bonds	4.300	02/24/42	EUR	37	43,906
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	200	210,898

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	55	$71,246
					965,276
Hungary 1.2%
Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		200	171,800
Sr. Unsec’d. Notes, Series 15Y	1.750	06/05/35	EUR	100	95,450

Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes	6.000	05/16/29	EUR	100	126,802
					394,052
Indonesia 1.9%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	200	196,918
Sr. Unsec’d. Notes	1.300	03/23/34	EUR	200	193,460
Sr. Unsec’d. Notes	3.650	09/10/32	EUR	200	237,366
					627,744
Israel 1.3%
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	116,965
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	306,052
					423,017
Italy 4.6%
City of Milan, Sr. Unsec’d. Notes	4.019	06/29/35	EUR	90	108,755
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 16Y, 144A	3.250	03/01/38	EUR	85	97,123
Sr. Unsec’d. Notes, Series 21Y, 144A	1.800	03/01/41	EUR	200	181,267

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	77	85,867
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	85,101
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	300	397,975
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	58,136
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	141,389
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		200	192,436
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		200	146,682
					1,494,731
Lithuania 0.6%
Lithuania Government International Bond, Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	208,420
Mexico 2.5%
Eagle Funding Luxco Sarl, Sr. Unsec’d. Notes, 144A	5.500	08/17/30		250	253,750
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375	02/11/30	EUR	100	113,645
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	187,819

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico (cont’d.)
Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	4.500%	03/19/34	EUR	110	$130,128
Sr. Unsec’d. Notes	5.125	03/19/38	EUR	100	118,327
					803,669
Panama 0.6%
Panama Government International Bond, Sr. Unsec’d. Notes	3.160	01/23/30		200	188,025
Peru 0.3%
Peruvian Government International Bond, Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	105,326
Philippines 1.0%
Philippine Government International Bond, Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	332,491
Romania 0.8%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	150	163,024
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	106,444
					269,468
Saudi Arabia 0.9%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	325	302,412
Serbia 1.2%
Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	100,643
Sr. Unsec’d. Notes, EMTN	2.050	09/23/36	EUR	300	279,244
					379,887
Spain 2.0%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	122,856
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	50	65,623

Spain Government Bond, Sr. Unsec’d. Notes, 144A	3.450	07/30/43	EUR	300	340,051
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	139,933
					668,463
United Arab Emirates 0.4%
Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	100	119,499
United Kingdom 0.9%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	100	138,396
Unsec’d. Notes	5.625	03/29/30	GBP	100	142,291
					280,687

Total Sovereign Bonds (cost $10,275,661)					10,043,826

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligation 0.1%
Federal Home Loan Bank (cost $12,253)	3.280%	03/28/29	13	$12,589
U.S. Treasury Obligations 17.0%
U.S. Treasury Bonds(k)	2.375	05/15/51	1,235	775,349
U.S. Treasury Bonds(k)	3.000	02/15/47	70	52,566
U.S. Treasury Bonds(k)	3.375	11/15/48	1,300	1,024,359
U.S. Treasury Bonds	4.750	08/15/55	90	88,003
U.S. Treasury Notes	1.125	02/15/31	85	74,700
U.S. Treasury Notes	3.625	10/31/30	1,305	1,295,825
U.S. Treasury Notes	4.250	11/15/34	1,130	1,135,120
U.S. Treasury Notes	4.250	05/15/35	410	410,897
U.S. Treasury Notes	4.375	01/31/32	654	669,533

Total U.S. Treasury Obligations (cost $5,648,968)				5,526,352

	Shares
Common Stocks 0.3%
Jamaica 0.3%
Digicel International Finance Ltd.*(x)	4,900	89,427
United States 0.0%
Diamond Sports Group LLC*(x)	1,389	261

Total Common Stocks (cost $6,639)		89,688
Preferred Stocks 0.2%
Jamaica 0.0%
Digicel International Finance Ltd.*^(x)	645	8,096
United States 0.2%
Citigroup, Inc. Series II, 6.250%, Maturing 02/15/31	2,080	52,187
MetLife, Inc. Series E, 5.625%, Maturing 03/01/26	541	13,028
		65,215

Total Preferred Stocks (cost $67,394)		73,311

Option Purchased*~ 0.0%
(cost $0)	$1,721

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
United States
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	2,598	$—

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN 98.3% (cost $32,030,411)		31,970,712
Options Written*~ (0.1)%
(premiums received $18,710)		(16,862)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 98.2% (cost $32,011,701)		31,953,850

	Shares
Short-Term Investments 2.8%
Affiliated Mutual Funds 2.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wa)	429,856	429,856
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $481,161; includes $480,289 of cash collateral for securities on loan)(b)(wa)	481,453	481,164

Total Affiliated Mutual Funds (cost $911,017)		911,020
Options Purchased*~ 0.0%
(cost $7,391)		7,595

Total Short-Term Investments (cost $918,408)		918,615

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 101.0% (cost $32,930,109)		32,872,465
Options Written*~ (0.0)%
(premiums received $5,979)		(5,472)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 101.0% (cost $32,924,130)		32,866,993
Liabilities in excess of other assets(z) (1.0)%		(334,769)

Net Assets 100.0%		$32,532,224

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
DKK—Danish Krone
EUR—Euro
GBP—British Pound
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
CMS—Constant Maturity Swap
CORRA—Canadian Overnight Repo Rate Average
DAC—Designated Activity Company
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LP—Limited Partnership
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
NIBOR—Norwegian Interbank Offered Rate
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
SSB—State Street Bank & Trust Company
STIBOR—Stockholm Interbank Offered Rate
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $103,466 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $470,266; cash collateral of $480,289 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$3,638	$261	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	1	1	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	—	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	2,280	8,096	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-02/08/24	3,001	89,427	0.3
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/19/24	9,750	22,125	0.1
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	10,875	23,993	0.1
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	12/18/17-11/18/21	104,650	98,055	0.3
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	04/19/24	50,375	51,706	0.1
Plaquemines Port Harbor & Terminal District, Series BTaxable, Revenue Bonds, 144A, 12.000%, 12/01/34^	06/04/24	100,000	71,000	0.2
Total		$284,570	$364,664	1.1%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.38		6		15	$600
(cost $678)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		340	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		680	—
Total OTC Traded (cost $757)									$—

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.81%	2.81%(T)	1 Day SOFR(T)/ 3.680%		1,820	$—
1-Year Interest Rate Swap, 05/20/27	Call	CITI	05/18/26	1.30%	1.30%(A)	3 Month EURIBOR(Q)/ 2.031%	EUR	965	12
1-Year Interest Rate Swap, 05/20/27	Call	CITI	05/18/26	1.90%	1.90%(A)	3 Month EURIBOR(Q)/ 2.031%	EUR	965	203
1-Year Interest Rate Swap, 06/11/27	Call	CITI	06/09/26	2.07%	2.07%(A)	3 Month EURIBOR(Q)/ 2.031%	EUR	1,605	1,286
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.60%	1 Day SOFR(A)/ 3.680%	3.60%(A)		940	1,721
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		965	5,494
Total OTC Swaptions (cost $5,956)									$8,716
Total Options Purchased (cost $7,391)									$9,316
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.50		6		15	$(263)
(premiums received $322)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.37%	1 Day SOFR(T)/ 3.680%	2.37%(T)	3,640	$—

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 05/20/27	Call	CITI	05/18/26	1.60%	3 Month EURIBOR(Q)/ 2.031%	1.60%(A)	EUR	1,930	$(79)
1-Year Interest Rate Swap, 06/11/27	Call	CITI	06/09/26	1.67%	3 Month EURIBOR(Q)/ 2.031%	1.67%(A)	EUR	1,605	(136)
1-Year Interest Rate Swap, 06/11/27	Call	CITI	06/09/26	1.87%	3 Month EURIBOR(Q)/ 2.031%	1.87%(A)	EUR	1,605	(366)
1-Year Interest Rate Swap, 09/10/27	Call	BNP	09/08/26	2.88%	1 Day SOFR(T)/ 3.680%	2.88%(T)		1,130	(910)
1-Year Interest Rate Swap, 09/27/28	Call	BOA	09/23/27	2.75%	1 Day SOFR(T)/ 3.680%	2.75%(T)		585	(811)
1-Year Interest Rate Swap, 09/28/28	Call	BNP	09/24/27	2.75%	1 Day SOFR(T)/ 3.680%	2.75%(T)		585	(812)
1-Year Interest Rate Swap, 05/20/27	Put	CITI	05/18/26	2.27%	2.27%(Q)	3 Month EURIBOR(Q)/ 2.031%	EUR	965	(90)
1-Year Interest Rate Swap, 09/10/27	Put	BNP	09/08/26	2.88%	2.88%(T)	1 Day SOFR(T)/ 3.680%		1,130	(4,875)
1-Year Interest Rate Swap, 09/27/28	Put	BOA	09/23/27	2.75%	2.75%(T)	1 Day SOFR(T)/ 3.680%		585	(4,205)
1-Year Interest Rate Swap, 09/28/28	Put	BNP	09/24/27	2.75%	2.75%(T)	1 Day SOFR(T)/ 3.680%		585	(4,208)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1 Day SOFR(A)/ 3.680%		940	(739)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.12%	4.12%(A)	1 Day SOFR(A)/ 3.680%		940	(302)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		965	(2,859)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		965	(1,679)
Total OTC Swaptions (premiums received $24,367)									$(22,071)
Total Options Written (premiums received $24,689)									$(22,334)
Futures contracts outstanding at January 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5	3 Month EuroSTR	Mar. 2026	$1,452,980	$(46)
21	5 Year U.S. Treasury Notes	Mar. 2026	2,287,523	404
5	10 Year U.S. Treasury Notes	Mar. 2026	559,141	(5,132)
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	117,438	748
				(4,026)
Short Positions:
2	2 Year U.S. Treasury Notes	Mar. 2026	416,984	843
7	5 Year Euro-Bobl	Mar. 2026	967,566	76
5	10 Year Euro-Bund	Mar. 2026	759,632	(2,624)
3	10 Year U.S. Ultra Treasury Notes	Mar. 2026	342,469	2,871
4	20 Year U.S. Treasury Bonds	Mar. 2026	460,500	(3,756)
4	British Pound Currency	Mar. 2026	342,425	(8,971)
16	Euro Currency	Mar. 2026	2,378,600	(37,114)
2	Euro Schatz Index	Mar. 2026	253,440	(20)
				(48,695)
				$(52,721)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Bond forward contracts outstanding at January 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
4.875%, 08/15/45	GSI	03/10/26	2,835	$101.07	$2,865,221	$2,851,626	$—	$(13,595)
Forward foreign currency exchange contracts outstanding at January 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/03/26	HSBC	AUD	68	$46,762	$47,421	$659	$—
Expiring 03/03/26	TD	AUD	8	5,522	5,501	—	(21)
British Pound,
Expiring 02/03/26	CITI	GBP	192	262,137	262,798	661	—
Expiring 03/03/26	BOA	GBP	3	4,122	4,105	—	(17)
Canadian Dollar,
Expiring 04/22/26	TD	CAD	198	143,698	145,764	2,066	—
Chinese Renminbi,
Expiring 03/18/26	GSI	CNH	107	15,475	15,475	—	—
Euro,
Expiring 02/03/26	BNY	EUR	73	85,356	86,517	1,161	—
Expiring 02/03/26	HSBC	EUR	34	40,217	40,880	663	—
Expiring 02/03/26	JPM	EUR	8,666	10,342,711	10,273,720	—	(68,991)
Expiring 02/03/26	SSB	EUR	17	20,723	20,593	—	(130)
Japanese Yen,
Expiring 02/03/26	BOA	JPY	73,487	464,625	475,008	10,383	—
Expiring 04/22/26	JPM	JPY	1,200	7,851	7,810	—	(41)
Expiring 04/22/26	MSI	JPY	151,702	966,709	987,287	20,578	—
Mexican Peso,
Expiring 03/18/26	GSI	MXN	1,155	65,763	65,800	37	—
Polish Zloty,
Expiring 04/22/26	BARC	PLN	280	77,549	78,862	1,313	—
Swedish Krona,
Expiring 04/22/26	BARC	SEK	321	36,427	36,209	—	(218)
				$12,585,647	$12,553,750	37,521	(69,418)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/03/26	MSI	AUD	68	$45,489	$47,421	$—	$(1,932)
Expiring 03/03/26	HSBC	AUD	68	46,761	47,419	—	(658)
British Pound,
Expiring 02/03/26	BOA	GBP	192	258,630	262,798	—	(4,168)
Expiring 03/03/26	CITI	GBP	192	262,128	262,791	—	(663)
Canadian Dollar,
Expiring 04/22/26	CITI	CAD	930	672,868	685,252	—	(12,384)
Chinese Renminbi,
Expiring 03/18/26	HSBC	CNH	7,239	1,030,122	1,042,827	—	(12,705)
Euro,
Expiring 02/03/26	JPM	EUR	8,773	10,277,060	10,401,117	—	(124,057)
Expiring 03/03/26	BARC	EUR	55	65,267	65,042	225	—
Expiring 03/03/26	JPM	EUR	8,666	10,356,361	10,287,068	69,293	—
Expiring 03/03/26	MSI	EUR	73	86,286	86,218	68	—
Japanese Yen,
Expiring 02/03/26	BOA	JPY	73,487	469,845	475,008	—	(5,163)

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 03/03/26	BOA	JPY	73,487	$465,739	$476,113	$—	$(10,374)
Mexican Peso,
Expiring 03/18/26	BNY	MXN	7,451	405,945	424,460	—	(18,515)
South Korean Won,
Expiring 03/18/26	CITI	KRW	15,136	10,335	10,450	—	(115)
Swiss Franc,
Expiring 04/22/26	CITI	CHF	42	53,522	55,369	—	(1,847)
Thai Baht,
Expiring 03/18/26	HSBC	THB	1,693	53,746	53,984	—	(238)
				$24,560,104	$24,683,337	69,586	(192,819)
						$107,107	$(262,237)
Credit default swap agreements outstanding at January 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		205	$(4,455)	$(1,419)	$(3,036)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		205	(4,765)	(1,239)	(3,526)	JPM
Republic of France	12/20/30	0.250%(Q)		30	(186)	(88)	(98)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	70	(1,609)	(940)	(669)	BARC
Republic of Italy	12/20/30	1.000%(Q)		45	(1,575)	(1,659)	84	BARC
					$(12,590)	$(5,345)	$(7,245)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)	45	0.329%	$1,282	$1,087	$195	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)	75	0.256%	576	457	119	GSI
Comision Federal de Electricidad	06/20/29	1.000%(Q)	140	1.777%	(3,243)	(5,131)	1,888	CITI
Federative Republic of Brazil	06/20/26	1.000%(Q)	15	0.445%	49	34	15	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)	25	0.169%	212	186	26	MSI
Kingdom of Norway	12/20/26	—%(Q)	120	0.039%	(42)	(53)	11	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)	5	0.269%	11	5	6	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)	5	0.274%	20	14	6	CITI

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
People’s Republic of China	06/20/29	1.000%(Q)	410	0.376%	$8,659	$3,449	$5,210	JPM
Republic of Ecuador	12/20/27	5.000%(Q)	90	2.256%	4,969	2,522	2,447	BARC
Republic of Estonia	12/20/26	1.000%(Q)	50	0.144%	434	84	350	JPM
Republic of France	12/20/30	0.250%(Q)	30	0.250%	9	(180)	189	BARC
Republic of France	06/20/34	0.250%(Q)	195	0.474%	(3,080)	(3,603)	523	CITI
Republic of France	12/20/34	0.250%(Q)	570	0.500%	(10,544)	(17,325)	6,781	BOA
Republic of France	12/20/34	0.250%(Q)	265	0.500%	(4,902)	(5,642)	740	BOA
Republic of Italy	06/20/30	1.000%(Q)	100	0.224%	3,288	(1,261)	4,549	BARC
Republic of Italy	12/20/30	1.000%(Q)	45	0.250%	1,575	1,243	332	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)	100	1.335%	(339)	(337)	(2)	BARC
Republic of Panama	12/20/26	1.000%(Q)	45	0.535%	238	23	215	CITI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)	34	0.111%	304	264	40	MSI
Standard Chartered PLC	12/20/26	1.000%(Q)	20	0.180%	167	145	22	MSI
					$(357)	$(24,019)	$23,662

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	1,475	$(32,439)	$(34,931)	$(2,492)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	420	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.090%	$(30,834)	$(38,186)	$(7,352)
AUD	350	11/07/35	4.330%(S)	6 Month BBSW(2)(S)/ 4.090%	—	(9,635)	(9,635)
AUD	85	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.090%	(8,158)	(11,954)	(3,796)
CAD	80	12/03/28	2.600%(S)	1 Day CORRA(2)(S)/ 2.300%	23	(459)	(482)
CAD	160	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	(140)	4,095	4,235
CAD	225	12/03/31	3.450%(S)	1 Day CORRA(2)(S)/ 2.300%	5,285	5,515	230
CAD	330	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/ 2.300%	(7,143)	(7,871)	(728)
CAD	365	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	11,254	7,916	(3,338)
CAD	85	12/03/44	3.500%(S)	1 Day CORRA(1)(S)/ 2.300%	(4,631)	450	5,081
CAD	250	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 2.300%	(4,525)	(4,258)	267
CAD	160	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.300%	7,152	(3,775)	(10,927)
CAD	105	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.300%	(4,470)	(3,936)	534
CAD	180	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/ 2.300%	(9,812)	7,983	17,795
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)/ (0.074)%	(93)	1,071	1,164
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ (0.074)%	(245)	841	1,086
CHF	100	05/08/31	2.000%(A)	1 Day SARON(2)(A)/ (0.074)%	3,712	14,201	10,489
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ (0.074)%	(153)	1,187	1,340
CHF	360	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.074)%	(23,815)	(36,516)	(12,701)
CHF	230	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.074)%	—	(2,651)	(2,651)
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)/ (0.074)%	(16,992)	(14,966)	2,026
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(1,591)	(1,591)
CNH	4,860	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	24,432	25,733	1,301
CNH	3,800	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	—	(2,016)	(2,016)
CNH	1,300	11/20/30	1.585%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	(93)	(363)	(270)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.200%	(2,271)	(5,025)	(2,754)
EUR	2,020	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.926%	—	(26,655)	(26,655)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 1.926%	(90)	(46,446)	(46,356)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 1.926%	683	10,149	9,466
EUR	570	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.926%	(14,119)	(15,887)	(1,768)
EUR	820	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.158%	—	38,171	38,171
EUR	230	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 2.158%	(3,026)	(29,794)	(26,768)
EUR	590	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.158%	—	(13,365)	(13,365)
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.158%	—	110,688	110,688
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.031%	—	(107,291)	(107,291)
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 2.158%	4,940	(40,610)	(45,550)
EUR	795	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.158%	(585)	77,867	78,452
GBP	360	05/08/28	4.100%(A)	1 Day SONIA(2)(A)/ 3.725%	3,548	5,756	2,208
GBP	700	05/08/29	4.000%(A)	1 Day SONIA(1)(A)/ 3.725%	(18,026)	(10,074)	7,952
GBP	35	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.725%	5,939	5,906	(33)
GBP	290	05/08/32	3.850%(A)	1 Day SONIA(2)(A)/ 3.725%	(2,005)	(806)	1,199
GBP	530	05/08/34	3.850%(A)	1 Day SONIA(1)(A)/ 3.725%	(8,640)	9,010	17,650
GBP	180	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 3.725%	879	(3,650)	(4,529)
GBP	155	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 3.725%	(38,970)	(61,490)	(22,520)
GBP	220	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 3.725%	(64,858)	(94,344)	(29,486)
GBP	55	05/08/39	3.900%(A)	1 Day SONIA(2)(A)/ 3.725%	(239)	(3,280)	(3,041)
GBP	30	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.725%	(1,941)	(1,849)	92
GBP	55	05/08/44	3.950%(A)	1 Day SONIA(1)(A)/ 3.725%	(2,898)	5,212	8,110
GBP	145	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 3.725%	10,689	14,796	4,107
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.725%	41,885	(141,485)	(183,370)
GBP	170	05/08/47	1.250%(A)	1 Day SONIA(2)(A)/ 3.725%	(29,498)	(110,273)	(80,775)
GBP	190	05/08/48	1.250%(A)	1 Day SONIA(2)(A)/ 3.725%	(87,908)	(126,809)	(38,901)
GBP	150	05/08/49	1.250%(A)	1 Day SONIA(1)(A)/ 3.725%	76,745	102,696	25,951
GBP	45	05/08/49	3.950%(A)	1 Day SONIA(1)(A)/ 3.725%	(2,668)	5,639	8,307

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	260	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.725%	$(136,157)	$(196,603)	$(60,446)
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)/ 0.727%	(1)	(3,907)	(3,906)
JPY	25,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.727%	(855)	(1,398)	(543)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)/ 0.727%	(289)	(7,119)	(6,830)
JPY	129,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.727%	—	11,136	11,136
JPY	46,700	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(8,136)	(8,136)
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.727%	23,074	39,031	15,957
JPY	190,000	07/08/30	0.750%(A)	1 Day TONAR(2)(A)/ 0.727%	(15,648)	(39,690)	(24,042)
JPY	30,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/ 0.727%	10,938	16,905	5,967
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)/ 0.727%	(753)	(28,664)	(27,911)
JPY	30,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(14,584)	(23,271)	(8,687)
JPY	25,000	07/08/35	1.100%(A)	1 Day TONAR(1)(A)/ 0.727%	2,355	11,414	9,059
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)/ 0.727%	(2,525)	(113,799)	(111,274)
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ 0.727%	(1,261)	(57,417)	(56,156)
JPY	126,500	07/08/39	0.200%(A)	1 Day TONAR(1)(A)/ 0.727%	114,742	199,807	85,065
JPY	70,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.727%	8,269	(46,593)	(54,862)
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)/ 0.727%	(20)	(16,568)	(16,548)
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ 0.727%	(10)	(28,486)	(28,476)
JPY	15,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.727%	(5,380)	(10,856)	(5,476)
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)/ 0.727%	(16,130)	(48,632)	(32,502)
JPY	30,000	07/08/44	1.550%(A)	1 Day TONAR(1)(A)/ 0.727%	(6,849)	29,333	36,182
JPY	35,000	12/19/45	2.481%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(6,179)	(6,179)
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)/ 0.727%	(2,958)	(189,470)	(186,512)
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(45,998)	(103,562)	(57,564)
JPY	75,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.727%	(23,673)	91,972	115,645
JPY	30,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(23,497)	(90,575)	(67,078)
JPY	40,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/ 0.727%	70,582	127,967	57,385
JPY	60,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	2,822	(88,448)	(91,270)
JPY	15,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(8,347)	(8,347)
KRW	150,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	(3,038)	(3,120)	(82)
KRW	953,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	2,652	(15,159)	(17,811)
MYR	100	04/15/35	3.700%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	554	(41)	(595)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)/ 4.230%	1,547	(3,713)	(5,260)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)/ 2.510%	—	(4,809)	(4,809)
NZD	100	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.510%	3,449	1,253	(2,196)
NZD	300	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.510%	—	(1,999)	(1,999)
PLN	400	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)/ 3.790%	3,664	(132)	(3,796)
SEK	1,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)/ 2.022%	(1,194)	(9,548)	(8,354)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.109%	625	(5,268)	(5,893)
SGD	140	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 1.109%	—	(4,671)	(4,671)
SGD	95	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 1.109%	—	(2,984)	(2,984)
THB	16,480	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 1.234%	—	226	226
THB	8,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.234%	—	24,611	24,611
THB	7,680	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.234%	—	19,976	19,976
	2,210	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 3.680%	—	16,673	16,673
	2,210	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.680%	6,723	13,040	6,317
	2,395	09/06/26	3.660%(A)	1 Day SOFR(1)(A)/ 3.680%	(841)	3,064	3,905
	1,795	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(16,248)	(16,248)
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 3.680%	—	32,423	32,423
	1,265	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(20,324)	(20,324)
	1,100	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(25,332)	(25,332)
	950	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(21,210)	(21,210)
	420	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(3,936)	(3,936)
	220	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(485)	(485)
	220	11/10/35	3.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	3,205	3,205
	415	05/11/40	4.100%(A)	1 Day SOFR(1)(A)/ 3.680%	7,975	(1,412)	(9,387)
	200	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 3.680%	(8,233)	(5,382)	2,851
	1,020	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 3.680%	(388,257)	(460,369)	(72,112)
	233	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.680%	—	10,937	10,937
	240	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 3.680%	—	7,666	7,666

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2026 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
465	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 3.680%	$(2,596)	$(29,100)	$(26,504)
2,645	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	10,822	110,150	99,328
155	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 3.680%	7,566	9,702	2,136
424	09/17/55	3.897%(A)	1 Day SOFR(1)(A)/ 3.680%	—	22,178	22,178
510	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 3.680%	5,260	66,515	61,255
800	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 3.680%	3,605	45,413	41,808
				$(605,203)	$(1,360,793)	$(755,590)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	$12,429	$—	$12,429	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	29,164	—	29,164	MSI
CNH	2,700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	16,149	—	16,149	MSI
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	23,908	—	23,908	SCB
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	(183)	(8)	(175)	MSI
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	(1,076)	1	(1,077)	HSBC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	180	—	180	MSI
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	902	(2)	904	CITI
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	270	(1)	271	GSI
					$81,743	$(10)	$81,753

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).